UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period May 31, 2015

Villere Funds NQ
May 31, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Item 1. Schedule of Investments.

Villere Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 71.8%
Aerospace Products & Services: 3.3%
448,300	BE Aerospace, Inc.	$25,705,522

Computer & Electronic Products: 3.4%
201,050	Apple, Inc.	26,192,794

Credit Intermediation: 12.2%
450,712	Euronet Worldwide, Inc. *	26,952,578
1,514,171	EverBank Financial Corp.	27,921,313
1,220,100	Kearny Financial Corp. *	13,262,487
379,560	Visa, Inc.	26,068,181
		94,204,559
Data Processing & Hosting: 3.4%
219,400	DST Systems, Inc.	25,976,960

Food Manufacturing: 7.9%
1,482,810	Flowers Foods, Inc.	33,303,913
644,367	Pinnacle Foods, Inc.	27,160,069
		60,463,982
Furniture Manufacturing: 3.4%
560,416	Leggett & Platt, Inc.	26,496,468

Insurance Carriers: 3.9%
340,700	Express Scripts Holding Co. *	29,688,598

Machinery: 2.5%
890,600	3D Systems Corp. *	19,477,422

Merchant Wholesalers & Durable Goods: 5.0%
1,353,100	LKQ Corp. *	38,658,067

Oil & Gas Extraction: 4.4%
478,313	Oceaneering International, Inc.	24,298,301
920,428	Sanchez Energy Corp. *1	9,277,914
		33,576,215
Professional, Scientific & Technical Services: 5.8%
1,264,179	EPIQ Systems, Inc. 1, 2	21,200,282
1,408,444	Luminex Corp. *1, 2	23,619,606
		44,819,888
Real Estate: 5.0%
260,790	The Howard Hughes Corp. *	38,411,759

Retail: 8.2%
491,800	The Men's Wearhouse, Inc.	28,529,318
763,750	Sotheby's	34,238,912
		62,768,230
Sporting & Recreation Goods: 3.4%
393,547	Pool Corp. 1	26,084,295

TOTAL COMMON STOCKS
(Cost $469,653,331)		552,524,759

Principal Amount
CORPORATE BONDS: 25.2%
Administrative & Support Services: 0.1%
	Western Union Co.,
	1.262%,
$475,000	8/21/15 3	475,578

Air Transportation: 0.2%
	PHI, Inc.,
	5.250%,
1,552,000	3/15/19	1,509,320

Beverage & Tobacco Products: 1.7%
	Anheuser- Busch InBev Financial, Inc.,
	0.800%,
4,000,000	1/15/16	4,009,028
	Diageo Capital PLC,
	0.625%,
1,750,000	4/29/16	1,751,445
	PepsiCo, Inc.,
	3.125%,
7,000,000	11/01/20	7,363,566
		13,124,039
Building Material, Garden & Supplies Dealers: 0.3%
	The Home Depot, Inc.,
	5.400%,
2,000,000	3/01/16	2,073,906

Chemical Manufacturing: 0.6%
	AbbVie, Inc.,
	1.750%,
5,000,000	11/06/17	5,020,940

Commercial Finance: 0.1%
	John Deere Capital Corp.,
	2.250%,
500,000	4/17/19	509,237

Computer & Electronic Products: 2.3%
	Dell Computer Corp.,
	7.100%,
5,000,000	4/15/28	5,487,500
	Hewlett-Packard Co.,
	3.750%,
2,000,000	12/01/20	2,085,334
	ION Geophysical Corp.,
	8.125%,
2,732,000	5/15/18	2,144,620
	Texas Instruments, Inc.,
	1.000%,
7,750,000	5/01/18	7,722,968
		17,440,422
Credit Intermediation: 6.6%
	BB&T Corp.,
	4.900%,
1,000,000	6/30/17	1,065,950
	Capital One N.A.,
	1.500%,
14,085,000	3/22/18	13,974,841
	Discover Bank,
	2.000%,
9,605,000	2/21/18	9,624,614
	Ford Motor Credit Co., LLC,
	1.684%,
2,000,000	9/8/2017	1,999,580
	2.875%,
2,500,000	10/01/18	2,562,970
	JPMorgan Chase & Co.,
	3.150%,
3,000,000	7/05/16	3,070,218
	1.625%,
9,775,000	5/15/18	9,754,795
	Royal Bank Of Canada,
	1.500%,
2,000,000	1/16/18	2,004,756
	Sumitomo Mitsui Banking Corp.,
	0.900%,
4,000,000	1/18/16	4,006,612
	Whitney National Bank,
	5.875%,
2,650,000	4/01/17	2,785,802
		50,850,138
Fabricated Metal Products: 0.7%
	Stanley Black & Decker, Inc.,
	2.900%,
5,765,000	11/01/22	5,804,508

Food Manufacturing: 1.7%
	Campbell Soup Co.,
	2.500%,
6,045,000	8/02/22	5,913,751
	Flowers Foods, Inc.,
	4.375%,
6,225,000	4/01/22	6,598,406
	Kraft Foods Group, Inc.,
	5.375%,
523,000	2/10/20	589,225
		13,101,382
Furniture Manufacturing: 0.1%
	Leggett & Platt, Inc.,
	3.400%,
970,000	8/15/22	981,907

Machinery Manufacturing: 0.2%
	Cummins, Inc.,
	3.650%,
1,200,000	10/01/23	1,276,697

Motion Picture & Entertainment: 0.6%
	Viacom, Inc.,
	3.500%,
500,000	4/01/17	519,308
	2.500%,
250,000	9/01/18	254,046
	3.250%,
4,395,000	3/15/23	4,254,400
		5,027,754
Oil & Gas: 1.9%
	Phillips 66,
	4.300%,
10,000,000	4/01/22	10,781,270
	Stone Energy Corp.,
	7.500%,
4,000,000	11/15/22	3,710,000
		14,491,270
Oil & Gas Extraction: 0.7%
	Sanchez Energy Corp.,
	6.125%,
6,000,000	1/15/23	5,730,000

Professional, Scientific & Technical Services: 0.7%
	Equifax, Inc.,
	3.300%,
4,995,000	12/15/22	5,054,316

Publishing Industries: 1.4%
	Symantec Corp.,
	4.200%,
10,000,000	9/15/20	10,544,760

Rail Transportation: 1.0%
	Norfolk Southern Corp.,
	3.000%,
7,415,000	4/01/22	7,500,502

Retail: 0.2%
	Amazon.com, Inc.,
	2.500%,
1,250,000	11/29/22	1,219,297

Securities & Financial Services: 0.8%
	Goldman Sachs Group, Inc.,
	5.250%,
5,000,000	7/27/21	5,647,030
	Merrill Lynch & Co., Inc.,
	6.875%,
250,000	11/15/18	289,189
		5,936,219
Telecommunications: 1.1%
	AT&T, Inc.,
	1.600%,
5,250,000	2/15/17	5,276,003
	Vodafone Group PLC,
	4.625%,
2,150,000	7/15/18	2,316,481
	4.375%,
1,000,000	3/16/21	1,074,469
		8,666,953
Utilities: 1.5%
	Duke Energy Corp.,
	2.150%,
2,800,000	11/15/16	2,850,176
	Southern Co.,
	2.450%,
6,600,000	9/01/18	6,779,342
	Wisconsin Electric Power Co.,
	1.700%,
2,100,000	6/15/18	2,118,688
		11,748,206
Water Transportation: 0.7%
	Carnival Corp.,
	3.950%,
5,000,000	10/15/20	5,324,545

TOTAL CORPORATE BONDS
(Cost $190,239,016)		193,411,896

Shares

SHORT-TERM INVESTMENTS: 2.9%
Money Market Funds: 2.9%
21,927,756	Federated Treasury Obligation Fund - Trust Shares, 0.010% 4	21,927,756
728,852	Fidelity Money Market Portfolio - Select Class, 0.010% 4	728,852
		22,656,608
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,656,608)		22,656,608

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $682,548,955)		768,593,263
Other Assets in Excess of Liabilities: 0.1%		772,153
TOTAL NET ASSETS: 100.0%		$769,365,416

*	Non-income producing security
1	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance at August 31, 2014	Purchases	Sales	Share Balance at May 31, 2015	Realized Gain (Loss)	Dividend Income	Value at May 31, 2015	Acquistion Cost
EPIQ Systems, Inc.	1,264,179	-	-	1,264,179	$-	$455,104	$21,200,282	$16,287,189
Luminex Corp.	1,408,444	-	-	1,408,444	$-	$-	$23,619,606	$24,654,325
Pool Corp.	613,516	-	219,969	393,547	$8,440,718	$372,269	$26,084,295	$22,065,493
Sanchez Energy Corp.	1,280,902	439,500	799,974	920,428	$(8,007,832)	$-	$9,277,914	$20,714,310

2	A portion of this security is considered illiquid. As of May 31, 2015, the total market value of these securities was $44,819,888 or 5.8% of net assets.
3	Variable rate security
4	Seven-day yield as of May 31, 2105

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows+:

Cost of investments	$682,548,955
Gross unrealized appreciation	116,254,146
Gross unrealized depreciation	(30,209,838)
Net unrealized appreciation	$86,044,308

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Villere Balanced Fund's (the "Fund") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Villere Balanced Fund
Summary of Fair Value Exposure at May 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2015. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$552,524,759	$-	$-	$552,524,759
Corporate Bonds	-	193,411,896	-	193,411,896
Short-Term Investments	22,656,608	-	-	22,656,608
Total Investments in Securities	$575,181,367	$193,411,896	$-	$768,593,263

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of May 31, 2015.

Villere Equity Fund

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 89.9%
Aerospace Products & Services: 4.0%
31,600	BE Aerospace, Inc.	$1,811,944

Computer & Electronic Products: 4.3%
15,145	Apple, Inc.	1,973,091

Credit Intermediation: 17.5%
34,850	Euronet Worldwide, Inc. *	2,084,030
100,800	EverBank Financial Corp.	1,858,752
25,700	Financial Engines, Inc.	1,102,530
94,900	Kearny Financial Corp. *	1,031,563
28,080	Visa, Inc.	1,928,534
		8,005,409
Data Processing & Hosting: 5.4%
20,900	DST Systems, Inc.	2,474,560

Food Manufacturing: 9.9%
96,700	Flowers Foods, Inc.	2,171,882
56,400	Pinnacle Foods, Inc.	2,377,260
		4,549,142
Furniture Manufacturing: 4.3%
41,950	Leggett & Platt, Inc.	1,983,396

Insurance Carriers: 4.4%
23,050	Express Scripts Holding Co. *	2,008,577

Machinery: 3.3%
69,916	3D Systems Corp. *	1,529,063

Merchant Wholesalers & Durable Goods: 4.8%
76,700	LKQ Corp. *	2,191,319

Oil & Gas Extraction: 6.6%
37,300	Oceaneering International, Inc.	1,894,840
113,500	Sanchez Energy Corp. * 1	1,144,080
		3,038,920
Professional, Scientific & Technical Services: 6.9%
87,000	EPIQ Systems, Inc. 1, 2	1,458,990
100,500	Luminex Corp. * 1, 2	1,685,385
		3,144,375
Real Estate: 4.6%
14,230	The Howard Hughes Corp. *	2,095,937

Retail: 9.8%
39,150	The Men's Wearhouse, Inc.	2,271,091
49,300	Sotheby's	2,210,119
		4,481,210
Sporting & Recreation Goods: 4.1%
28,400	Pool Corp. 1	1,882,352

TOTAL COMMON STOCKS
(Cost $37,463,190)		41,169,295

SHORT-TERM INVESTMENTS: 10.1%
Money Market Funds: 10.1%
1,361,594	Federated Treasury Obligation Fund - Trust Shares, 0.010% 3	1,361,594
1,310,546	Fidelity Money Market Portfolio - Select Class, 0.010% 3	1,310,546
1,947,169	Invesco Short-Term Treasury Portfolio - Instiutional Class, 0.010% 3	1,947,169
		4,619,309
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,619,309)		4,619,309

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $42,082,499)		45,788,604
Other Assets in Excess of Liabilities: 0.0%		14,954
TOTAL NET ASSETS: 100.0%		$45,803,558

*	Non-income producing security
1	Affiliated company as defined by the Investment Company Act of 1940

	Share Balance at August 31, 2014	Purchases	Sales	Share Balance at May 31, 2015	Realized Gain (Loss)	Dividend Income	Value at May 31, 2015	Acquistion Cost
EPIQ Systems, Inc.	87,000	-	-	87,000	$-	$31,320	$1,458,990	$1,132,425
Luminex Corp.	100,500	-	-	100,500	$-	$-	$1,685,385	$1,933,318
Pool Corp.	32,700	-	4,300	28,400	$75,761	$21,772	$1,882,352	$1,536,853
Sanchez Energy Corp.	72,600	40,900	-	113,500	$-	$-	$1,144,080	$2,495,719

2	A portion of this security is considered illiquid. As of May 31, 2015, the total market value of these securities was $3,144,375 or 6.9% of net assets.
3	Seven-day yield as of May 31, 2015

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows+:

Cost of investments	$42,082,499
Gross unrealized appreciation	7,032,209
Gross unrealized depreciation	(3,326,104)
Net unrealized appreciation	$3,706,105

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Villere Equity Fund's (the "Fund") previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Villere Equity Fund
Summary of Fair Value Exposure at May 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2015. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$41,169,295	$-	$-	$41,169,295
Short Term Investments	4,619,309	-	-	4,619,309
Total Investments in Securities	$45,788,604	$-	$-	$45,788,604

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period. There were no transfers made into or out of Level 1, 2 or 3 as of May 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

Villere Funds NQ
May 31, 2015

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*                /s/ Elaine E. Richards
Elaine E. Richards, President

Date             7/21/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Elaine E. Richards
Elaine E. Richards, President

Date             7/21/15

By (Signature and Title)*                /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date             7/20/15
* Print the name and title of each signing officer under his or her signature.

Villere Funds NQ
May 31, 2015